SCHEDULE OF REVENUES BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue from External Customer [Line Items]
Revenues	$ 24,320,121	$ 19,171,358	$ 26,216,515
Traditional Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	14,331,492	13,208,764	23,897,528
Intelligent Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	7,801,070	4,328,918	2,103,523
Climbing Hooks and Others [Member]
Revenue from External Customer [Line Items]
Revenues	1,340,686	1,633,676	215,464
Product [Member]
Revenue from External Customer [Line Items]
Revenues	23,473,248	19,171,358	26,216,515
Dyeing Services [Member]
Revenue from External Customer [Line Items]
Revenues	817,145
Service, Other [Member]
Revenue from External Customer [Line Items]
Revenues	29,728
Service [Member]
Revenue from External Customer [Line Items]
Revenues	$ 846,873